MARKETABLE SECURITIES - Fair value of the marketable securities (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
MARKETABLE SECURITIES
Opening balance		$ 196,847	$ 334,676	$ 426,109
Realized gain on sale of marketable securities			6,443	8,075
Unrealized loss on marketable securities	$ (73,891)			(136,197)
Unrealized fair value loss on marketable securities		(174,634)	(108,653)
Ending balance	$ 426,109	16,473	196,847	$ 249,562
NGE
MARKETABLE SECURITIES
Opening balance		196,847	334,676
Realized gain on sale of marketable securities			6,443
Proceeds from disposition of marketable securities			(38,632)
Foreign exchange movements		(5,740)	3,013
Unrealized fair value loss on marketable securities		(174,634)	(108,653)
Ending balance		$ 16,473	$ 196,847